Description of Organization and Business Operations (Details)				9 Months Ended	12 Months Ended
	Feb. 09, 2021 shares	Nov. 10, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) D shares	Dec. 31, 2020 USD ($) D shares	Feb. 22, 2021 USD ($)	Oct. 20, 2020 USD ($)
Description of Organization and Business Operations
Number of units issued | shares					39,451,134
Investments held in Trust			$ 750,000,000		$ 816,985,533
Offering cost					800,880
Transaction costs			41,389,428
Cash underwriting discount paid					15,000,000
Deferred underwriting commissions					28,588,350
Deferred underwriting fee payable			26,250,000		28,588,350
Transaction costs allocable to warrant liability					$ 2,344,508
Deferred costs		$ 2,338,350
Maturity term of U.S. government securities				180 days	180 days
Maximum interest income on the balance in the Trust Account which may be used to pay dissolution expenses			$ 100,000		$ 100,000
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination					100.00%
Percentage of aggregate fair market value of assets					80.00%
Minimum net tangible assets upon consummation of business combination					$ 5,000,001
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Threshold period to complete business combination					24 months
Threshold period to complete business combination with the use of letter of intent					27 months
Threshold number of days to sell their public shares in a tender offer | D				2	2
Threshold business days for redemption of public shares | D					10
Initial Public Offering
Description of Organization and Business Operations
Number of units issued | shares	81,681,000		75,000,000
Units, par value | $ / shares			$ 0.00005
Price per unit | $ / shares			$ 10
Proceeds from offering			$ 750,000,000
Investments held in Trust			750,000,000
Offering cost			43,541,714
Deferred underwriting commissions			$ 26,250,000
Threshold business days for redemption of public shares				10
Over-allotment option
Description of Organization and Business Operations
Number of units issued | shares		6,681,000		9,000,000
Price per unit | $ / shares		$ 10
Proceeds from offering		$ 66,810,000
Offering cost		3,674,550
Cash underwriting discount paid					$ 1,336,200
Deferred underwriting commissions		$ 2,338,350
Over-allotment option | Founder Shares
Description of Organization and Business Operations
Maximum shares subject to forfeiture | shares		1,142,250
Over-allotment option | Class A Ordinary Shares
Description of Organization and Business Operations
Number of units issued | shares		6,681,000
Sponsor | Private Placement
Description of Organization and Business Operations
Number of warrants to purchase the shares issued (in shares) | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Sponsor | Private Placement | Class A Ordinary Shares
Description of Organization and Business Operations
Price of warrants (in dollars per share) | $ / shares			$ 11.50
October Note | Initial Public Offering
Description of Organization and Business Operations
Investments held in Trust			$ 800,877
Offering cost			42,050,877
Cash underwriting discount paid			15,000,000
Deferred underwriting commissions			$ 26,250,000
October Note | Sponsor
Description of Organization and Business Operations
Principal amount of promissory note							$ 1,500,000
Interest rate per annum							0.14%
Amount borrowed							$ 1,500,000
February Note | Sponsor
Description of Organization and Business Operations
Principal amount of promissory note						$ 800,000
Interest rate per annum						0.12%
Amount borrowed						$ 800,000